Property and Equipment, net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2024	2023
	USD	USD

Equipment - Machineries	102,006	93,205
Less: accumulated depreciation	(88,318)	(81,282)
Equipment - Machineries, net	13,688	11,923

Equipment – Motor vehicle	90,129	-
Less: accumulated depreciation	(15,112)	-
Equipment - Motor vehicle, net	75,017	-

Property	1,138,461	-
Less: accumulated depreciation	(4,066)	-
Property, net	1,134,395	-

Property and Equipment, net	1,223,100	11,923

Depreciation expenses of property and equipment totaled USD26,214, USD5,001 and USD7,772 for the years ended March 31, 2024, 2023 and 2022, respectively.

During the years ended March 31, 2024, 2023 and 2022, no property and equipment was disposed and impaired.

As at March 31, 2024, the property was secured for granting general banking facility (2023: nil).